Property, Equipment and Software, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Equipment and Software, net
Summary of property, equipment and software

The following is a summary of property, equipment and software (in thousands):

	December 31,	December 31,
	2022	2023
	RMB	RMB
Building and decoration	3,875,063	4,063,468
Leasehold improvements	304,365	311,156
Furniture, fixtures, office and other equipment	379,938	508,185
Vehicles	102,823	106,027
Servers and computers	6,018,709	6,144,176
Software	344,410	367,472
Construction in progress	1,587,413	3,675,879
	12,612,721	15,176,363

Less: accumulated depreciation	(6,270,391)	(6,923,618)
Less: impairment	—	(177,701)
Net book value	6,342,330	8,075,044